Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent Events

14. Subsequent Events

The Company has evaluated the impact of events that have occurred subsequent to June 30, 2024 through the issuance date of the unaudited condensed consolidated financial statements and concluded that no subsequent events have occurred that would require recognition in the unaudited condensed consolidated financial statements or disclosure in the notes to the unaudited condensed consolidated financial statements.